Loans	12 Months Ended
Dec. 31, 2013
Loans
Loans

Note 3 - Loans

Loans at December 31, 2013 and 2012 are summarized as follows:

	December 31
	2013	2012

Real estate loans - One- to four-family residential	$63,839	$66,539
Commercial loans:
Secured by real estate	51,899	54,673
Other	12,451	8,102
Total commercial loans	64,350	62,775
Consumer loans:
Secured by real estate	8,730	10,409
Other	1,165	1,259
Total consumer loans	9,895	11,668
Total gross loans	138,084	140,982
Less:
Net deferred loan fees	297	320
Allowance for loan losses	1,472	1,750
Total loans - net	$136,315	$138,912

Final loan maturities and rate sensitivity of the loan portfolio are as follows:

	December 31, 2013
	Less Than One Year	One Year to Five Years	After Five Years	Total

Loans at fixed interest rates	$7,713	$28,673	$49,458	$85,844
Loans at variable interest rates	6,357	12,280	33,603	52,240

Total	$14,070	$40,953	$83,061	$138,084

Certain directors and executive officers of the Company were loan customers of the Bank during 2013 and 2012. Such loans were made in the ordinary course of business and do not involve more than a normal risk of collectability. An analysis of aggregate loans outstanding to directors and executive officers for the years ended December 31, 2013 and 2012 are as follows:

	December 31
	2013	2012

Aggregate balance - Beginning of Period	$3,340	$3,344

New loans	2,524	1,166
Repayments	(2,491)	(1,170)
Net change in directors and officers	(205)	—

Aggregate balance - End of Period	$3,168	$3,340

The following tables illustrate the contractual aging of the recorded investment in past due loans by class of loans as of December 31, 2013 and 2012:

As of December 31, 2013
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$—	$—	$173	$173	$—	$173	$—
Commercial Real Estate - other	—	521	1,441	1,962	49,764	51,726	—
Commercial - non real estate	33	20	—	53	12,398	12,451	—

Consumer:
Consumer - Real Estate	54	55	—	109	8,621	8,730	—
Consumer - Other	—	4	2	6	1,159	1,165	2

Residential:
Residential	1,973	393	353	2,719	61,120	63,839	24
Total	$2,060	$993	$1,969	$5,022	$133,062	$138,084	$26

As of December 31, 2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$—	$—	$173	$173	$2,073	$2,246	$—
Commercial Real Estate - other	3,210	540	282	4,032	48,395	52,427	—
Commercial - non real estate	113	—	—	113	7,989	8,102	—

Consumer:
Consumer - Real Estate	59	—	13	72	10,337	10,409	—
Consumer - Other	11	5	6	22	1,237	1,259	6

Residential:
Residential	2,047	796	1,198	4,041	62,498	66,539	61
Total	$5,440	$1,341	$1,672	$8,453	$132,529	$140,982	$67

The Bank uses an eight tier risk rating system to grade its commercial loans. The grade of a loan may change during the life of the loans. The risk ratings are described as follows:

Risk Grade 1 (Excellent) - Prime loans based on liquid collateral, with adequate margin or supported by strong financial statements. Probability of serious financial deterioration is unlikely. High liquidity, minimum risk, strong ratios, and low handling costs are common to these loans. This classification also includes all loans secured by certificates of deposit or cash equivalents.

Risk Grade 2 (Good) - Desirable loans of somewhat less stature than Grade 1, but with strong financial statements. Probability of serious financial deterioration is unlikely. These loans possess a sound repayment source (and/or a secondary source). These loans represent less than the normal degree of risk associated with the type of financing contemplated.

Risk Grade 3 (Satisfactory) - Satisfactory loans of average risk – may have some minor deficiency or vulnerability to changing economic conditions, but still fully collectible. There may be some minor weakness but with offsetting features or other support readily available. These loans present a normal degree of risk associated with the type of financing. Actual and projected indicators and market conditions provide satisfactory assurance that the credit shall perform in accordance with agreed terms.

Risk Grade 4 (Acceptable) - Loans considered satisfactory, but which are of slightly “below average” credit risk due to financial weaknesses or uncertainty. The loans warrant a somewhat higher than average level of monitoring to insure that weaknesses do not advance. The level of risk is considered acceptable and within normal underwriting guidelines, so long as the loan is given the proper level of management supervision.

Risk Grade 4.5 (Monitored) - Loans are considered “below average” and monitored more closely due to some credit deficiency that poses additional risk but is not considered adverse to the point of being a “classified” credit. Possible reasons for additional monitoring may include characteristics such as temporary negative debt service coverage due to weak economic conditions, borrower may have experienced recent losses from operations, declining equity and/or increasing leverage, or marginal liquidity that may affect long-term sustainability. Loans of this grade have a higher degree of risk and warrant close monitoring to insure against further deterioration.

Risk Grade 5 (Other Assets Especially Mentioned) (OAEM) - Loans which possess some credit deficiency or potential weakness, which deserve close attention, but which do not yet warrant substandard classification. Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk in the future.

Risk Grade 6 (Substandard) - Loans are “substandard” whose full, final collectability does not appear to be a matter of serious doubt, but which nevertheless portray some form of well defined weakness that requires close supervision by Bank management. The noted weaknesses involve more than normal banking risk. One or more of the following characteristics may be exhibited in loans classified Substandard: (1) Loans possess a defined credit weakness and the likelihood that the loan shall be paid from the primary source of repayment is uncertain; (2) Loans are not adequately protected by the current net worth and/or paying capacity of the obligor; (3) primary source of repayment is gone, and the Bank is forced to rely on a secondary source of repayment such as collateral liquidation or guarantees; (4) distinct possibility that the Bank shall sustain some loss if deficiencies are not corrected; (5) unusual courses of action are needed to maintain a high probability of repayment; (6) the borrower is not generating enough cash flow to repay loan principal, however, continues to make interest payments; (7) the Bank is forced into a subordinated or unsecured position due to flaws in documentation; (8) loans have been restructured so that payment schedules, terms, and collateral represent concessions to the borrower when compared to normal loan terms; (9) the Bank is contemplating foreclosure or legal action due to the apparent deterioration in the loan; or (10) there is a significant deterioration in the market conditions and the borrower is highly vulnerable to these conditions.

Grade 7 (Doubtful) - Loans have all the weaknesses of those classified Substandard. Additionally, however, these weaknesses make collection or liquidation in full, based on existing conditions, improbable. Loans in this category are typically not performing in conformance with established terms and conditions. Full repayment is considered “Doubtful”, but extent of loss is not currently determinable.

Risk Grade 8 (Loss) - Loans are considered uncollectible and of such little value, that continuing to carry them as an asset on the Bank’s financial statements is not feasible.

The following tables present the risk category of loans by class of loans based on the most recent analysis performed as of December 31, 2013 and 2012:

As of December 31, 2013

Loan Grade	Commercial Real Estate Construction	Commercial Real Estate Other	Commercial

1-2	$—	$—	$—
3	—	16,187	5,602
4	—	27,789	6,699
5	—	4,835	45
6	173	2,915	105
7	—	—	—
8	—	—	—
Total	$173	$51,726	$12,451

As of December 31, 2012

Loan Grade	Commercial Real Estate Construction	Commercial Real Estate Other	Commercial

1-2	$—	$—	$—
3	615	13,895	2,376
4	1,458	27,488	5,489
5	—	2,712	37
6	173	8,332	200
7	—	—	—
8	—	—	—
Total	$2,246	$52,427	$8,102

For residential real estate and other consumer credit the Company also evaluates credit quality based on the aging status of the loan and by payment activity. Loans 60 or more days past due are monitored by the collection committee.

The following tables present the risk category of loans by class based on the most recent analysis performed as of December 31, 2013 and 2012.

As of December 31, 2013
	Residential

Loan Grade:
Pass	$63,164
Special Mention	—
Substandard	675
Total	$63,839

	Consumer - Real Estate	Consumer - Other

Performing	$8,723	$1,163
Nonperforming	7	2
Total	$8,730	$1,165

As of December 31, 2012
	Residential

Loan Grade:
Pass
Special Mention	$64,668
Substandard	—
Total	1,871
	$66,539

	Consumer - Real Estate	Consumer - Other

Performing	$10,381	$1,253
Nonperforming	28	6
Total	$10,409	$1,259

The following tables present the recorded investment in non-accrual loans by class as of December 31, 2013 and 2012:

As of December 31
	2013	2012

Commercial Real Estate:
Commercial Real Estate - construction	$173	$173
Commercial Real Estate - other	1,454	2,851
Commercial	—	—

Consumer:
Consumer - real estate	7	28
Consumer - other	—	1

Residential:
Residential	651	1,810

Total	$2,285	$4,863

The following tables present loans individually evaluated for impairment by class of loans as of December 31, 2013 and 2012:

Impaired Loans As of December 31, 2013				For the Twelve Months Ended December 31,
				2013
	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	—	—	—	—	—
Commercial Real Estate - Other	1,789	1,788	—	1,894	104
Consumer - Real Estate	8	7	—	7	—
Consumer - Other	—	—	—	—	—
Residential	954	722	—	727	6

With a specific allowance recorded:
Commercial	—	—	—	—	—
Commercial Real Estate - Construction	1,589	173	48	173	—
Commercial Real Estate - Other	3,980	3,391	182	3,397	94
Consumer - Real Estate	—	—	—	—	—
Consumer - Other	—	—	—	—	—
Residential	53	30	5	30	—

Totals:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	$1,589	$173	$48	$173	$—
Commercial Real Estate - Other	$5,769	$5,179	$182	$5,291	$198
Consumer - Real Estate	$8	$7	$—	$7	$—
Consumer - Other	$—	$—	$—	$—	$—
Residential	$1,007	$752	$5	$757	$6

				For the Twelve Months Ended
Impaired Loans				December 31,
As of December 31, 2012				2012
	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	1,589	173	—	173	—
Commercial Real Estate - Other	4,869	4,535	—	5,084	138
Consumer - Real Estate	33	28	—	34	—
Consumer - Other	1	1	—	3	—
Residential	1,365	1,194	—	1,359	—

With a specific allowance recorded:
Commercial	—	—	—	—	—
Commercial Real Estate - Construction	—	—	—	—	—
Commercial Real Estate - Other	2,138	2,127	101	2,167	80
Consumer - Real Estate	—	—	—	—	—
Consumer - Other	—	—	—	—	—
Residential	616	616	141	642	—

Totals:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	$1,589	$173	$—	$173	$—
Commercial Real Estate - Other	$7,007	$6,662	$101	$7,251	$218
Consumer - Real Estate	$33	$28	$—	$34	$—
Consumer - Other	$1	$1	$—	$3	$—
Residential	$1,981	$1,810	$141	$2,001	$—

As of December 31, 2013 no additional funds are committed to be advanced in connection with impaired loans.

A restructuring of debt constitutes a troubled debt restructuring (“TDR”) if the creditor, for economic or legal reasons related to the debtor’s financial difficulties, grants a concession to the debtor that it would not otherwise consider. That concession either stems from an agreement between the creditor and the debtor or is imposed by law or a court. The Company adheres to ASC 310-40, Troubled Debt Restructurings by Creditors, to determine whether a TDR applies in a particular instance. Prior to loans being modified and classified as a TDR, specific reserves are generally assessed, as most these loans have been specifically allocated for as part of the Company’s normal loan loss provisioning methodology. The Company allocated $230 and $13 reserves for the TDR loans at December 31, 2013 and December 31, 2012, respectively. The Company classifies all TDR loans as impaired loans in the table above.

The following table summarizes the loans that were modified as a TDR during the period ended December 31, 2013 and 2012.

	For the Twelve Months Ended December 31, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investment	Troubled Debt Restructurings That Subsequently Defaulted
				Number of Contracts	Recorded Investment

Troubled Debt Restructurings

Commercial Real Estate - Construction	—	$—	$—	—	$—
Commercial Real Estate - Other	1	412	412	—	—
Commercial - non real estate	—	—	—	—	—
Residential	2	337	337	—	—

Total	3	$749	$749	—	$—

	For the Twelve Months Ended December 31, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investment	Troubled Debt Restructurings That Subsequently Defaulted
				Number of Contracts	Recorded Investment

Troubled Debt Restructurings

Commerical Real Estate - Construction	—	$—	$—	—	$—
Commercial Real Estate - Other	—	—	—	1	53
Consumer - Real Estate	4	3,542	2,737	—	—
Residential	—	—	—	—	—

Total	4	$3,542	$2,737	1	$53

A modification of a loan constitutes a TDR when a borrower is experiencing financial difficulty and the modification constitutes a concession. The Company offers various types of concessions when modifying a loan, however, forgiveness of principal is rarely granted. Commercial loans modified in a TDR often involve temporary interest-only payments, term extensions, and converting revolving credit lines to term loans.

Additional collateral, a co-borrower, or a guarantor may be requested. Commercial mortgage and construction loans modified in a TDR often involve reducing the interest rate for the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or substituting or adding a new borrower or guarantor.

Loans modified in a TDR may be on non-accrual status and partial charge-offs have in some cases already been taken against the outstanding loan balance. As a result, loans modified in a TDR for the Company may have the financial effect of increasing the specific allowance associated with the loan. The allowance for impaired loans that have been modified in a TDR is measured based on the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent or on the present value of expected future cash flows discounted at the loan’s effective interest rate if the loan is performing in accordance with the modified terms. Management exercises significant judgment in developing these estimates.

The regulatory guidance requires loans to be accounted for as collateral-dependent loans when borrowers have filed Chapter 7 bankruptcy, the debt has been discharged and the borrower has not reaffirmed the debt, regardless of the delinquency status of the loan. The filing of bankruptcy by the borrower is evidence of financial difficulty and the discharge of the obligation by the bankruptcy court is deemed to be a concession granted to the borrower.

At December 31, 2013, there were no additional commitments to lend additional funds to the related debtors whose terms have been modified in a TDR.

The Bank uses the following guidelines as stated in policy to determine when to realize a charge-off, whether a partial or full loan balance. A charge down in whole or in part is realized when unsecured consumer loans, credit card credits and overdraft lines of credit reach 90 days delinquency. At 120 days delinquent, secured consumer loans are charged down to the value of collateral, if repossession of the collateral is assured and/or in the process of repossession. Consumer mortgage loan deficiencies are charged down upon the sale of the collateral or sooner upon the recognition of collateral deficiency. Commercial credits are charged down at 90 days delinquency, unless an established and approved work-out plan is in place or litigation of the credit will likely result in recovery of the loan balance. Upon notification of bankruptcy, unsecured debt is charged off. Additional charge-off may be realized as further unsecured positions are recognized.

The ALLL has a direct impact on the provision expense. An increase in the ALLL is funded through recoveries and provision expense.

Activity in the allowance for loan and lease losses was as follows for the years ended December 31, 2013 and 2012:

For the Year Ended December 31, 2013
	Commercial Construction	Commercial Real Estate	Commercial	Consumer Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$64	$579	$69	$99	$33	$906	$—	$1,750
Charge-offs	—	(674)	—	(40)	(13)	(464)	—	(1,191)
Recoveries	—	114	—	36	6	120	—	276
Provision	(16)	425	(6)	(33)	(5)	222	50	637
Ending Balance	$48	$444	$63	$62	$21	$784	$50	$1,472

Ending balance: individually evaluated for impairment	$48	$182	$—	$—	$—	$5	$—	$235

Ending balance: loans collectively evaluated for impairment	$—	$262	$63	$62	$21	$779	$50	$1,237

Loans:
Ending Balance	$173	$51,726	$12,451	$8,730	$1,165	$63,839	$—	$138,084

Ending balance: individually evaluated for impairment	$173	$5,179	$—	$7	$—	$752	$—	$6,111

Ending balance: loans collectively evaluated for impairment	$—	$46,547	$12,451	$8,723	$1,165	$63,087	$—	$131,973

For the Year Ended December 31, 2012
	Commercial Construction	Commercial Real Estate	Commercial	Consumer Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$10	$393	$53	$146	$46	$870	$—	$1,518
Charge-offs	—	(265)	—	(87)	(44)	(840)	—	(1,236)
Recoveries	—	10	—	16	10	65	—	101
Provision	54	441	16	24	21	811	—	1,367
Ending Balance	$64	$579	$69	$99	$33	$906	$—	$1,750

Ending balance: individually evaluated for impairment	$—	$101	$—	$—	$—	$141	$—	$242

Ending balance: loans collectively evaluated for impairment	$64	$478	$69	$99	$33	$765	$—	$1,508

Loans:
Ending Balance	$2,246	$52,427	$8,102	$10,409	$1,259	$66,539	$—	$140,982

Ending balance: individually evaluated for impairment	$173	$6,662	$—	$28	$1	$1,810	$—	$8,674

Ending balance: loans collectively evaluated for impairment	$2,073	$45,765	$8,102	$10,381	$1,258	$64,729	$—	$132,308